Financial instruments - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Trade and other current receivables	$ 1,087,420	$ 654,073
Non-current trade receivables	2,091	6,172
Trade and other non-current receivables	2,091	6,172
Trade and other receivables	1,089,511	660,245
Trade and other receivables
Financial instruments [Line Items]
Current trade receivables	1,002,223	590,312
Current prepayments	38,709	49,168
Other current receivables	16,648	14,210
Guarantee deposits, current	29,840	383
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	2,091	6,172
Guarantee deposits, noncurrent	0	0
Trade receivables	1,002,223	590,312
Prepayments	38,709	49,168
Other Receivables	18,739	20,382
Guarantee deposits	$ 29,840	$ 383